Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade receivables
Trade receivables, net	R$ 340,519	R$ 196,256
Gross amount
Trade receivables
Trade receivables, net	341,578	196,948
Trade receivables
Trade receivables
(-) Expected credit losses	(1,059)	(692)	R$ (246)	R$ (352)
Brazil market | Gross amount
Trade receivables
Trade receivables, net	100,581	32,275
Other markets | Gross amount
Trade receivables
Trade receivables, net	R$ 240,997	R$ 164,673